NOTE 12 - INCOME TAXES (Detail) - Reconciliation of Income Tax Provision (USD $)	1 Months Ended	12 Months Ended						73 Months Ended
	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012
Net loss for the year	$ (18,500)	$ (7,003,791)	$ (5,337,700)	$ (3,662,252)	$ (440,374)	$ (65,770)	$ (232,602)	$ (17,401,262)
Effective statutory rate		34.00%	34.00%
Expected tax recovery		(2,381,289)	(1,814,818)
Net effects of non deductible items		1,608,041	1,060,511
Valuation allowance		$ 773,248	$ 754,307